INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
R&D classified by nature
Amortization of intangible assets			$ 563,015	$ 578,066
Import and export expenses			463,241	659,059
Depreciation of property, plant and equipment			1,034,677	969,375
Employee benefits and social securities			9,270,746	8,829,095
Maintenance			542,119	502,649
Energy and fuel			180,514	310,557
Supplies and materials			245,527	311,758
Mobility and travel			370,975	983,131
Professional fees and outsourced services			4,376,085	744,384
Professional fees related parties			113,888	32,672
Office supplies			239,170	231,263
Insurance			460,785	300,541
Depreciation of leased assets			287,484	308,030
Miscellaneous			64,774	102,562
Research and development expenses	$ 1,114,820	$ 923,613	2,139,032	2,127,352
R&D Capitalized (Note 6.10)			1,556,367	504,122
R&D profit and loss	$ 1,114,820	$ 923,613	2,139,032	2,127,352
Total			$ 3,695,399	$ 2,631,474
% of total revenue			4.06%	2.67%
Research and development expenses
R&D classified by nature
Amortization of intangible assets			$ 508,433	$ 525,003
Import and export expenses			9,322	9,527
Depreciation of property, plant and equipment			69,860	20,149
Employee benefits and social securities			496,967	602,410
Taxes			78	418
Maintenance			14,045	14,322
Energy and fuel			17,564	37,099
Supplies and materials			460,272	383,226
Mobility and travel			4,668	24,894
Professional fees and outsourced services			67,550	5,452
Professional fees related parties			466,144	488,516
Office supplies			2,467	4,081
Information technology expenses			9,992
Insurance			8,326	2,524
Depreciation of leased assets			1,279	5,564
Miscellaneous			2,065	4,167
Research and development expenses			2,139,032	2,127,352
R&D profit and loss			$ 2,139,032	$ 2,127,352